Risk management and financial instruments (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2017
Derivative [Line Items]
Net liability		$ (29,000,000)		$ (55,200,000)
Long-term debt, percentage bearing variable interest		611,900,000		204,200,000
Effect of increase of 100 bps in short-term interest rate on interest expense		6,100,000		2,000,000
Effect of decrease of 100 bps in short-term interest rate on interest expense		2,000,000		3,900,000
Revaluation of contingent consideration		89,900,000		0	$ 0
Pre-tax gain related to valuation of interest rate swap portfolio	[1]	(13,900,000)		$ (18,000,000)	(82,900,000)
Physical damage insurance coverage		100,000,000
Physical Damage Insurance
Derivative [Line Items]
Maximum deductible amount per claim		$ 5,000,000
Loss of Hire Insurance
Derivative [Line Items]
Self insured retention period		60 days
Compensation period		290 days
Protection and Indemnity Insurance
Derivative [Line Items]
Maximum deductible amount per claim		$ 500,000
Maximum claim per event for drilling rigs		350,000,000				$ 500,000,000
Protection and Indemnity Insurance | T-15 and T-16 Tender Rigs
Derivative [Line Items]
Maximum claim per event for drilling rigs		250,000,000
Protection and Indemnity Insurance | West Aquarius and West Polaris
Derivative [Line Items]
Maximum claim per event for drilling rigs		300,000,000
Protection and Indemnity Insurance | West Capella and West Polaris
Derivative [Line Items]
Maximum claim per event for drilling rigs		400,000,000
Protection and Indemnity Insurance | West Sirius
Derivative [Line Items]
Maximum claim per event for drilling rigs		500,000,000
Protection and Indemnity Insurance | West Auriga and West Vela
Derivative [Line Items]
Maximum claim per event for drilling rigs		500,000.0
Protection and Indemnity Insurance | West Vencedor, T-15, T-16, West Leo, West Aquarius, West Capella, and West Polaris
Derivative [Line Items]
Maximum claim per event for drilling rigs		$ 500,000,000				$ 750,000,000
Credit facilities and long-term debt
Derivative [Line Items]
Cost of debt		8.36%		8.34%
Interest Rate Swap
Derivative [Line Items]
Outstanding principal		$ 2,793,900,000
Derivative, average fixed interest rate (as percent)		2.49%
Gross liability		$ (29,000,000)		$ (70,200,000)
Net liability				(55,200,000)
Derivative, loss on derivative		(12,500,000)		(13,900,000)	(72,700,000)
Interest Rate Contract Expiring February 21, 2021
Derivative [Line Items]
Outstanding principal	[3]	2,793,900,000	[2]	2,822,900,000
Seadrill
Derivative [Line Items]
Pre-tax gain related to valuation of interest rate swap portfolio	[4]	(1,300,000)		(4,100,000)	(10,200,000)
Seadrill | Interest Rate Swap
Derivative [Line Items]
Derivative, loss on derivative		(1,300,000)		(4,100,000)	$ (10,200,000)
Total fair value of related party interest rate swaps		0
Net asset				2,400,000
Gross asset				2,600,000
Out of period adjustment | Interest Rate Swap
Derivative [Line Items]
Gain on derivative				21,800,000
Pre-tax gain related to valuation of interest rate swap portfolio		20,900,000		24,100,000
Out of period adjustment | Seadrill | Interest Rate Swap
Derivative [Line Items]
Derivative, loss on derivative				(400,000)
Revolving Credit Facility | West Vela Facility
Derivative [Line Items]
Maximum borrowing capacity		1,450,000,000
Secured Debt | Tender Rig Facility
Derivative [Line Items]
Debt face amount		440,000,000
Recurring | Interest Rate Swap
Derivative [Line Items]
Related party deferred and contingent consideration		(87,700,000)		(203,200,000)
Level 1 | Recurring | Interest Rate Swap
Derivative [Line Items]
Related party deferred and contingent consideration		0		0
Level 2 | Recurring | Interest Rate Swap
Derivative [Line Items]
Related party deferred and contingent consideration		(87,700,000)		(203,200,000)
Level 3 | Recurring | Interest Rate Swap
Derivative [Line Items]
Related party deferred and contingent consideration		$ 0		$ 0
Minimum | Loss of Hire Insurance
Derivative [Line Items]
Indemnity as a percentage of contract dayrate		75.00%
Maximum | Loss of Hire Insurance
Derivative [Line Items]
Indemnity as a percentage of contract dayrate		100.00%

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".
[2]	The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.
[3]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
[4]	Loss on related party derivatives - Losses on related party interest rate swaps previously held to mitigate interest rate exposures on the West Vela facility, West Polaris facility and Tender Rig facility. See Note 14 – "Risk management and financial instruments" for a description of these interest rate swaps. These swaps were canceled in September 2017 when Seadrill filed for Chapter 11.